Accounts Receivable, Net - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Accounts receivable, net	$ 171,537,070	$ 170,645,234
Domestic customers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	55,402,470	60,057,141
Export customers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	56,626,963	54,428,883
Sundry debtors [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	44,402,034	26,105,703
Taxes recovered and prepaid taxes [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	7,539,947	23,039,023
Employees and officers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	6,035,862	5,681,478
Advances to suppliers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	867,742	1,250,846
Other accounts receivable [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net	$ 662,052	$ 82,160